COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2018	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024
Guarantor Obligations [Line Items]
Amount of claim, including interest, penalties and legal fees					$ 6,895
Principle amount of claim					727
Aggregate amount of guarantees					78,300
Restricted cash collateral					1,070
Collection of first payment for arbitration-award				$ 3,213
Legal success fees			$ 251
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees					$ 73,700
Arbitration award amount	$ 15,000	$ 13,500